Share-based Compensation (Sogou Share-based Awards, Sogou 2010 Share Incentive Plan, Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 22, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 23,723	$ 12,861	$ 10,379
Sogou 2010 Share Incentive Plan [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term of share incentive award granted from grant date	10 years
Plan expiration date	Oct. 19, 2020
Number of shares outstanding	9,753,000	9,451,000
Share-based compensation expense	$ 23,037	$ 7,595	7,343
Unrecognized compensation expenses	$ 8,718
Unrecognized compensation expenses, weighted average period for recognition (in years)	10 months 2 days
Total fair values of share options vested	$ 21,710	9,682	14,596
Total intrinsic value of options exercised	$ 11,136	$ 15,174	$ 13,805
Sogou 2010 Share Incentive Plan [Member] | Class A Ordinary Shares [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance				41,500,000
Number of shares under contractually granted share options	39,798,377
Number of shares under granted share options	34,916,405
Number of shares outstanding	9,753,032
Closing price	$ 11.57
Sogou 2010 Share Incentive Plan [Member] | Class A Ordinary Shares [Member] | Share Options [Member] | Vesting upon Service Period and Achievement of Performance Targets [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options	32,548,377
Number of shares under granted share options	27,666,405
Number of shares under vested and exercisable share options	26,800,559
Number of shares under exercised share options	25,163,373
Sogou 2010 Share Incentive Plan [Member] | Class A Ordinary Shares [Member] | Share Options [Member] | Vesting upon Service Period and Achievement of Performance Targets, Part One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options	31,463,750
Installments of share options granted	Four equal installments
Sogou 2010 Share Incentive Plan [Member] | Class A Ordinary Shares [Member] | Share Options [Member] | Vesting upon Service Period and Achievement of Performance Targets, Part Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options	1,084,627
Installments of share options granted	Two to four installments
Sogou 2010 Share Incentive Plan [Member] | Class A Ordinary Shares [Member] | Share Options [Member] | Vesting upon Completion of Sogou's IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options	7,250,000
Sogou 2010 Share Incentive Plan [Member] | Class A Ordinary Shares [Member] | Share Options [Member] | Vesting upon Completion of Sogou's IPO, Part One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options	7,200,000
Installments of share options granted	Five equal installments
Sogou 2010 Share Incentive Plan [Member] | Class A Ordinary Shares [Member] | Share Options [Member] | Vesting upon Completion of Sogou's IPO, Part Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options	50,000